Note 4 - Cash and Cash Equivalents and Restricted Cash - Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Nov. 30, 2023	Nov. 30, 2022
Statement Line Items [Line Items]
Cash at bank and on hand	$ 7,291	$ 5,425
Term deposits	14,298	2,900
Total	$ 21,589	$ 8,325